Share-based Payment Expense - Summary of Awards Granted Under Performance Share Plan (Detail) - 2014 Performance Share Plan [Member]	12 Months Ended
	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 EUR (€) yr	Dec. 31, 2015 EUR (€) yr
Disclosure Of Share Based Compensation Expense [Line Items]
Share price at date of award | €	€ 33.21	€ 24.87	€ 24.84
Period to earliest release date | yr	3	3	3
Number of shares, Initial award	3,342,900	3,879,901	2,989,371
Number of shares, Net outstanding at 31 December 2017	3,156,995	3,437,098	2,644,593